SEGMENTED REPORTING	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

10. Segmented Reporting

The Company has one operating segment: the acquisition, exploration and development of precious metal projects located in the Congo. The operations of the Company are located in two geographic locations, Canada and the Congo. Geographic segmentation of non-current assets is as follows:

December 31, 2022
	Property, plant and equipment	Exploration and evaluation
Congo	$1,107,568	$40,648,721
Canada	$2,352	-
	$1,109,920	$40,648,721
December 31, 2021
	Property, plant and equipment	Exploration and evaluation
Congo	$1,118,622	$38,271,725
Canada	$150,812	-
	$1,269,434	$38,271,725